Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Investments in Associates and Joint Ventures
12.	Investments in Associates and Joint Ventures
(1)    Investments in associates and joint ventures accounted for using the equity method as of December 31, 2021 and 2020 are as follows:

		December 31, 2021			December 31, 2020
(In millions of won)	Country	Ownership (%)	Carrying amount		Ownership (%)	Carrying amount
Investments in associates:
SK China Company Ltd.	China	27.3	￦	793,754	27.3	￦	555,133
Korea IT Fund(*1)	Korea	63.3		339,976	63.3		323,294
KEB HanaCard Co., Ltd.(*2)	Korea	15.0		349,866	15.0		314,930
SK Telecom CS T1 Co., Ltd.(*3)	Korea	—		—	54.9		53,010
NanoEnTek, Inc.(*3)	Korea	—		—	28.4		43,190
UniSK	China	49.0		19,156	49.0		15,700
SK Technology Innovation Company	Cayman Islands	49.0		86,301	49.0		41,579
SK MENA Investment B.V.	Netherlands	32.1		15,343	32.1		14,043
SK hynix Inc.(*3)	Korea	—		—	20.1		12,251,861
SK Latin America Investment S.A.	Spain	32.1		14,004	32.1		13,930
Grab Geo Holdings PTE. LTD.(*3)	Singapore	—		—	30.0		30,063
SK South East Asia Investment Pte. Ltd.	Singapore	20.0		348,782	20.0		311,990
Pacific Telecom Inc.(*2)	USA	15.0		43,789	15.0		39,723
S.M. Culture & Contents Co., Ltd.(*4)	Korea	23.1		60,261	23.3		62,248
Content Wavve Co., Ltd.(*3)	Korea	—		—	30.0		75,803
Hello Nature Co., Ltd.(*3)	Korea	—		—	49.9		11,969
Digital Games International Pte. Ltd.	Singapore	33.3		2,208	33.3		6,449
Invites Healthcare Co., Ltd.(*5)	Korea	27.1		26,474	43.5		25,536
Nam Incheon Broadcasting Co., Ltd.	Korea	27.3		12,525	27.3		10,902
NANO-X IMAGING LTD.(*3)	Israel	—		—	5.6		28,484
Home Choice Corp.(*2)	Korea	17.8		3,052	17.8		3,585
Carrot General Insurance Co., Ltd.(*6)	Korea	—		—	21.4		13,469
12CM JAPAN and others(*2,3,7)	—	—		72,605	—		65,750

				2,188,096			14,312,641

Investments in joint ventures:
Dogus Planet, Inc.(*3)	Turkey	—		—	50.0		15,071
Finnq Co., Ltd.(*8)	Korea	49.0		7,255	49.0		13,342
NEXTGEN BROADCAST SERVICES CO, LLC(*3)	USA	—		—	50.0		5,850
NEXTGEN ORCHESTRATION, LLC(*3)	USA	—		—	50.0		1,600
Techmaker GmbH(*3)	Germany	—		—	50.0		5,609
UTC Kakao-SK Telecom ESG Fund(*8,9)	Korea	48.2		2,000	—		—

				9,255			41,472

			￦	2,197,351		￦	14,354,113

(*1)	Investment in Korea IT Fund was classified as investment in associates as the Group does not have control over the investee under the contractual agreement with other shareholders.
(*2)
These investments were classified as investments in associates as the Group can exercise significant influence through its right to appoint the members of the Board of Directors even though the Group has less than 20% of equity interests.

(*3)	Investments in SK Telecom CS T1 Co., Ltd. and twenty- three other associates and joint ventures were transferred to the spin-off company for the year ended December 31, 2021.

(*4)	The ownership interest has changed from 23.3% to 23.1% as third-party share option of S.M. Culture & Contents Co., Ltd. was exercised for the year ended December 31, 2021.

(*5)
The Group disposed the entire shares of SK Telecom Smart City Management Co., Ltd. to Invites Healthcare Co., Ltd. for the year ended December 31, 2020 and additionally contributed

~~￦~~

7,000 million of accounts receivable — other relating to disposal of the shares for the year ended December 31, 2021. The ownership interest with voting right has changed from 43.5% to 27.1% as convertible preferred stock of Invites Healthcare Co., Ltd. have been converted to common stock.

(*6)
The Parent Company has entered into an agreement whereby the entire shares of Carrot General Insurance Co., Ltd. will transfer to T map Mobility Co., Ltd. In accordance with the agreement, the Parent Company reclassified the entire shares of Carrot General Insurance Co., Ltd. as non-current
assets held for sale. (See note 41)

(*7)
The Group disposed the entire shares of SK Wyverns Co., Ltd. and recognized

~~￦~~

100,000 million as gain relating to investments in associates for the year ended December 31, 2021. Meanwhile, the Group recognized

~~￦~~

174 million
of impairment loss for the investments in TreePay Co. Ltd., for the year ended December 31, 2021.

(*8)	These investments were classified as investments in joint ventures as the Group has a joint control pursuant to the agreement with the other shareholders.

(*9)	The Group newly invested  ~~￦~~  2,000 million in cash for the year ended December 31, 2021.
(2)    The market value of investments in listed associates as of December 31, 2021 and 2020 are as follows:

(In millions of won, except for share data)	December 31, 2021				December 31, 2020
	Market price per share (in won)		Number of shares	Market value	Market price per share (in won)	Number of shares	Market value
NanoEnTek, Inc.(*)	￦	—	—	—	8,620	7,600,649	65,518
SK hynix Inc.(*)		—	—	—	118,500	146,100,000	17,312,850
S.M. Culture & Contents Co., Ltd.		4,485	22,033,898	98,822	1,630	22,033,898	35,915
NANO-X IMAGING LTD.(*)		—	—	—	49,678 (USD 45.66)	2,607,466	129,534

(*)	Investments in NanoEnTek, Inc., SK hynix Inc. and NANO-X IMAGING LTD. were transferred to the spin-off company for the year ended December 31, 2021.
(3)    The condensed financial information of significant associates as of and for the years ended December 31, 2021, 2020 and 2019 are as follows:

(In millions of won)	KEB HanaCard Co., Ltd. (*)		Korea IT Fund	SK China Company Ltd. (*)	SK South East Asia Investment Pte. Ltd. (*)
	As of December 31, 2021
Current assets	￦	9,130,044	117,172	1,124,219	133,110
Non-current assets		465,333	419,632	1,849,102	2,853,184
Current liabilities		1,281,783	—	53,199	412,962
Non-current liabilities		6,284,587	—	316,470	—

	2021
Revenue	￦	1,270,568	58,741	80,241	9,945
Profit (loss) for the year		250,484	50,107	933,475	(188,678)
Other comprehensive income (loss)		909	(6,847)	326,661	304,700
Total comprehensive income		251,393	43,260	1,260,136	116,022

(In millions of won)	SK hynix Inc. (*)		KEB HanaCard Co., Ltd. (*)	Korea IT Fund	SK China Company Ltd. (*)	SK South East Asia Investment Pte. Ltd. (*)
	As of December 31, 2020
Current assets	￦	16,570,953	7,910,517	107,652	380,413	797,045
Non-current assets		54,602,900	298,438	402,812	1,706,634	1,672,412
Current liabilities		9,072,360	897,594	—	51,025	67
Non-current liabilities		10,192,396	5,531,968	—	308,606	—

	2020
Revenue	￦	31,900,418	1,231,815	52,330	107,791	—
Profit (loss) for the year		4,758,914	154,521	36,615	20,369	(158,680)
Other comprehensive income (loss)		(107,378)	(4,283)	9,647	42,921	(390,851)
Total comprehensive income (loss)		4,651,536	150,238	46,262	63,290	(549,531)

(In millions of won)	SK hynix Inc. (*)		KEB HanaCard Co., Ltd. (*)	Korea IT Fund	SK China Company Ltd. (*)	SK South East Asia Investment Pte. Ltd. (*)
	As of December 31, 2019
Current assets	￦	14,457,602	7,974,407	113,233	615,028	81,065
Non-current assets		50,331,892	207,284	378,691	1,442,748	1,797,239
Current liabilities		7,874,033	1,015,657	—	59,395	94
Non-current liabilities		8,972,266	5,537,850	—	215,354	—

	2019
Revenue	￦	26,990,733	1,236,678	70,565	116,269	—
Profit for the year		2,016,391	56,281	53,867	23,474	1,190
Other comprehensive income (loss)		94,023	(4,458)	6,132	(15,093)	97,508
Total comprehensive income		2,110,414	51,823	59,999	8,381	98,698

(*)
The financial information of SK hynix Inc., KEB HanaCard Co., Ltd., SK China Company Ltd. and SK South East Asia Investment Pte. Ltd. are consolidated financial information. In addition, the financial information of

SK hynix Inc. as of and for the year ended 2019 is financial information before the change in accounting policy in connection with the application of interpretations published by International Financial Reporting Interpretations Committee on determining lease term, as the impact on the Group’s consolidated financial statements is immaterial.

(4)    There are no significant joint ventures as of December 31, 2021, the condensed financial information of significant joint ventures as of and for the years ended December 31, 2020 and 2019 are as follows:

(In millions of won)	Dogus Planet, Inc.		Finnq Co., Ltd.
	As of December 31, 2020
Current assets	￦	55,951	26,781
Cash and cash equivalents		9,083	23,936
Non-current assets		30,408	8,530
Current liabilities		46,186	7,367
Accounts payable, other payables and provisions		28,145	5,094
Non-current liabilities		10,031	879

	2020
Revenue	￦	177,084	3,937
Depreciation and amortization		(4,642)	(4,417)
Interest income		1,878	29
Interest expense		(555)	(51)
Profit (loss) for the year		7,030	(19,426)
Total comprehensive loss		(1,659)	(19,426)

(In millions of won)	Dogus Planet, Inc.		Finnq Co., Ltd.
	As of December 31, 2019
Current assets	￦	59,632	42,995
Cash and cash equivalents		13,422	40,619
Non-current assets		25,247	11,389
Current liabilities		52,238	6,756
Accounts payable, other payables and provisions		35,459	5,062
Non-current liabilities		800	1,099

	2019
Revenue	￦	136,777	1,968
Depreciation and amortization		(5,487)	(4,769)
Interest income		1,455	12
Interest expense		(92)	(198)
Profit (loss) for the year		9,294	(17,079)
Total comprehensive income (loss)		9,294	(17,361)
(5)    Reconciliations of financial information of significant associates to carrying amounts of investments in associates in the consolidated financial statements as of December 31, 2021 and 2020 are as follows:

(In millions of won)	December 31, 2021
	Net assets		Ownership interests (%)	Net assets attributable to the ownership interests	Cost-book value differentials	Carrying amount
KEB HanaCard Co., Ltd.	￦	2,029,007	15.0	304,351	45,515	349,866
Korea IT Fund		536,804	63.3	339,976	—	339,976
SK China Company Ltd.(*1)		2,603,336	27.3	709,961	83,793	793,754
SK South East Asia Investment Pte. Ltd.(*1)		1,743,908	20.0	348,782	—	348,782

(In millions of won)	December 31, 2020
	Net assets		Ownership interests (%)	Net assets attributable to the ownership interests	Cost-book value differentials	Carrying amount
SK hynix Inc.(*1,2)	￦	51,883,236	20.1	11,082,048	1,169,813	12,251,861
KEB HanaCard Co., Ltd.		1,779,393	15.0	266,909	48,021	314,930
Korea IT Fund		510,464	63.3	323,294	—	323,294
SK China Company Ltd.(*1)		1,725,949	27.3	470,687	84,446	555,133
SK South East Asia Investment Pte. Ltd.(*1)		1,559,951	20.0	311,990	—	311,990

(*1)	Net assets of these entities represent net assets excluding those attributable to their non-controlling interests.

(*2)
The ownership interest is based on the number of shares owned by the Parent Company divided by the total shares issued by the investee company. The Group applied the equity method using the effective ownership interest which is based on the number of shares owned by the Parent Company and the investee’s total shares outstanding. The effective ownership interest applied for the equity method is 21.36%.

(6)    Details of the changes in investments in associates and joint ventures accounted for using the equity method for the years ended December 31, 2021 and 2020 are as follows:

	2021
(In millions of won)	Beginning balance		Acquisition and Disposal	Share of profits (losses)	Other compre- hensive income (loss)	Other increase (decrease)	Spin-off	Ending balance
Investments in associates:
SK China Company Ltd.(*1)	￦	555,133	—	274,066	95,696	(131,141)	—	793,754
Korea IT Fund(*1)		323,294	—	31,734	(4,336)	(10,716)	—	339,976
KEB HanaCard Co., Ltd.		314,930	—	35,057	(121)	—	—	349,866
SK Telecom CS T1 Co., Ltd.(*2)		53,010	4,888	(8,769)	(575)	—	(48,554)	—
NanoEnTek, Inc.(*2)		43,190	—	1,836	(86)	—	(44,940)	—
UniSK		15,700	—	1,475	1,981	—	—	19,156
SK Technology Innovation Company		41,579	—	39,256	5,466	—	—	86,301
SK MENA Investment B.V.		14,043	—	2	1,298	—	—	15,343
SK hynix Inc.(*1,2)		12,251,861	19,482	1,542,757	197,473	(170,937)	(13,840,636)	—
SK Latin America Investment S.A.		13,930	—	(49)	123	—	—	14,004
Grab Geo Holdings PTE. LTD.(*2)		30,063	—	—	—	—	(30,063)	—
SK South East Asia Investment Pte. Ltd.		311,990	—	(18,218)	55,010	—	—	348,782
Pacific Telecom Inc.		39,723	—	1,598	2,468	—	—	43,789
S.M. Culture & Contents Co., Ltd.		62,248	144	(2,484)	353	—	—	60,261
Contents Wavve Co., Ltd.(*2)		75,803	100,000	(20,716)	—	—	(155,087)	—
Hello Nature Co., Ltd.(*2,3)		11,969	9,980	(10,899)	(1)	(1,730)	(9,319)	—
Digital Games International Pte. Ltd.		6,449	—	(4,529)	288	—	—	2,208
Invites Healthcare Co., Ltd.		25,536	7,000	(5,968)	(94)	—	—	26,474
Nam Incheon Broadcasting Co., Ltd.(*1)		10,902	—	1,759	—	(136)	—	12,525
NANO-X IMAGING LTD.(*2)		28,484	(47)	(2,049)	—	2,437	(28,825)	—
Home Choice Corp.		3,585	—	(533)	—	—	—	3,052
Carrot General Insurance Co., Ltd.(*4)		13,469	12,289	(6,666)	(358)	(8,734)	(10,000)	—
Bertis Inc.(*2)		—	15,739	(423)	—	—	(15,316)	—
UT LLC(*2)		—	86,319	(7,773)	—	—	(78,546)	—
SPARKPLUS Co., Ltd.(*2)		—	34,166	—	—	—	(34,166)	—
12CM JAPAN and others(*2,5)		65,750	9,038	(2,869)	7,693	(1,624)	(5,383)	72,605

		14,312,641	298,998	1,837,595	362,278	(322,581)	(14,300,835)	2,188,096

	2021
(In millions of won)	Beginning balance		Acquisition and Disposal	Share of profits (losses)	Other compre- hensive income (loss)	Other increase (decrease)	Spin-off	Ending balance
Investments in joint ventures:
Dogus Planet, Inc.(*2)	￦	15,071	—	(6,990)	(1,447)	—	(6,634)	—
Finnq Co., Ltd.		13,342	—	(5,969)	(118)	—	—	7,255
NEXTGEN BROADCAST SERVICES CO, LLC(*2)		5,850	9,048	(1,276)	—	892	(14,514)	—
NEXTGEN ORCHESTRATION, LLC(*2)		1,600	—	—	—	142	(1,742)	—
Techmaker GmbH(*2)		5,609	—	(94)	145	—	(5,660)	—
WAVVE Americas Inc. (Formerly, Korea Content Platform, Inc.)(*2)		—	30,191	(14)	—	598	(30,775)	—
UTC Kakao-SK Telecom ESG Fund		—	2,000	—	—	—	—	2,000

		41,472	41,239	(14,343)	(1,420)	1,632	(59,325)	9,255

	￦	14,354,113	340,237	1,823,252	360,858	(320,949)	(14,360,160)	2,197,351

(*1)	Dividends received from the associates are deducted from the carrying amount for the year ended December 31, 2021.

(*2)
Investment in SK Telecom CS T1 Co., Ltd. and
twenty-
three
 other associates and joint ventures were transferred to the spin-off
company for the year ended December 31, 2021. In addition, profit or loss related to investments in associates and joint ventures, which are transferred to the spin-off
company, are included in profit or loss from discontinued operations.

(*3)	The Group recognized  ~~￦~~  1,730 million of impairment loss for the investments in Hello Nature Co., Ltd. for the year ended December 31, 2021.

(*4)
The Parent Company has entered into an agreement whereby the entire shares of Carrot General Insurance Co., Ltd. will transfer to T map Mobility Co., Ltd. In accordance with the agreement, the Parent Company reclassified the investments in Carrot General Insurance Co., Ltd. amounting to

~~￦~~

8,734 million as non-current assets held for sale. (See note 40) Meanwhile, the investment in Carrot General Insurance Co., Ltd. amounting to

~~￦~~

10,000 million owned by T map Mobility Co., Ltd., a subsidiary of the Parent Company before spin-off, were transferred to the spin-off company for the year ended December 31, 2021.

(*5)
The acquisition for the year ended December 31, 2021 includes

~~￦~~

1,000 million of cash investment in Studio Yesone Co., Ltd. and

~~￦~~

1,000 million of cash investment in SONNORI Corp. and

~~￦~~

687 million of cash investment in WALDEN SKT VENTURE FUND and

~~￦~~

3,000 million of cash investment in Smart SKT Infinitum Game Fund and

~~￦~~

1,600 million of cash investment in Laguna Dynamic Game&Contents Fund. The disposal for the year ended December 31, 2021 includes

~~￦~~

334 million relating to disposal of the part of shares of KDX Korea Data Exchange.

	2020
(In millions of won)	Beginning balance		Acquisition and Disposal	Share of profits (losses)	Other compre- hensive income (loss)	Other increase (decrease)	Business Combina- tion	Ending balance
Investments in associates:
SK China Company Ltd.	￦	568,459	—	3,752	(17,078)	—	—	555,133
Korea IT Fund(*1)		311,552	—	23,189	6,110	(17,557)	—	323,294
KEB HanaCard Co., Ltd.		294,756	—	20,671	(497)	—	—	314,930
SK Telecom CS T1 Co., Ltd.(*2)		60,305	—	(7,282)	(13)	—	—	53,010
NanoEnTek, Inc.(*2)		42,127	143	830	90	—	—	43,190
UniSK(*1)		14,342	—	1,403	168	(213)	—	15,700
SK Technology Innovation Company		43,997	—	184	(2,602)	—	—	41,579
SK MENA Investment B.V.		14,904	—	—	(861)	—	—	14,043
SK hynix Inc.(*1,2)		11,425,325	—	995,117	(22,481)	(146,100)	—	12,251,861
SK Latin America Investment S.A.		13,698	—	(40)	272	—	—	13,930
Grab Geo Holdings PTE. LTD.(*2)		31,269	—	(425)	(781)	—	—	30,063
SK South East Asia Investment Pte. Ltd.		250,034	119,770	11,250	(69,064)	—	—	311,990
Pacific Telecom Inc.(*1)		40,016	—	2,307	(1,621)	(979)	—	39,723
S.M. Culture & Contents Co., Ltd.		63,469	(162)	(813)	(246)	—	—	62,248
Contents Wavve Co., Ltd.(*2)		83,640	—	(7,837)	—	—	—	75,803
Hello Nature Co., Ltd.(*2,3)		13,620	9,980	(11,118)	(79)	(434)	—	11,969
Digital Games International Pte. Ltd.		—	8,810	(2,038)	(323)	—	—	6,449
Invites Healthcare Co., Ltd.		—	28,000	(2,645)	181	—	—	25,536
Nam Incheon Broadcasting Co., Ltd.		—	—	676	—	—	10,226	10,902
NANO-X IMAGING LTD.(*2,4)		—	28,515	(747)	—	716	—	28,484
Home Choice Corp.		—	—	174	—	—	3,411	3,585
Carrot General Insurance Co., Ltd. (*5)		6,459	31	(6,188)	(33)	13,200	—	13,469
12CM JAPAN and others(*2,6)		58,884	(1,508)	(2,134)	(2,302)	12,810	—	65,750

		13,336,856	193,579	1,018,286	(111,160)	(138,557)	13,637	14,312,641

	2020
(In millions of won)	Beginning balance		Acquisition and Disposal	Share of profits (losses)	Other compre- hensive income (loss)	Other increase (decrease)	Business Combina- tion	Ending balance
Investments in joint ventures:
Dogus Planet, Inc.(*2)	￦	15,921	—	3,453	(4,303)	—	—	15,071
Finnq Co., Ltd.		22,880	—	(9,538)	—	—	—	13,342
NEXTGEN BROADCAST SERVICES CO, LLC(*2)		7,961	—	(1,769)	—	(342)	—	5,850
NEXTGEN ORCHESTRATION, LLC(*2)		1,646	—	57	—	(103)	—	1,600
Techmaker GmbH(*2)		—	5,609	—	—	—	—	5,609

		48,408	5,609	(7,797)	(4,303)	(445)	—	41,472

	￦	13,385,264	199,188	1,010,489	(115,463)	(139,002)	13,637	14,354,113

(*1)	Dividends received from the associates are deducted from the carrying amount for the year ended December 31, 2020.

(*2)	Profit and loss related to investments in associates and joint ventures, which are transferred to the spin-off company, are included in profit or loss from discontinued operations.

(*3)	The Group recognized  ~~￦~~  434 million of impairment loss for the investments in Hello Nature Co., Ltd. for the year ended December 31, 2020.

(*4)	As the Group obtained significant influence,  ~~￦~~  3,621 million of financial assets at FVOCI are reclassified to the investment in associates for the year ended December 31, 2020.

(*5)	 ~~￦~~  13,200 million of preferred shares of Carrot General Insurance Co., Ltd. were converted to common shares for the year ended December 31, 2020.

(*6)
The acquisitions for the year ended December 31, 2020 include

~~￦~~

1,600 million of cash investment in Laguna Dynamic Game Contents Fund and

~~￦~~

1,342 million of cash investment in KDX Korea Data Exchange and

~~￦~~

708 million relating to contribution of WALDEN SKT VENTURE FUND. The disposals for the year ended December 31, 2020 include

~~￦~~

1,142 million relating to transfer of the shares of Health Connect Co., Ltd. and

~~￦~~

2,056 million relating to liquidation of 2010
KIF-Stonebridge
IT Fund and

~~￦~~

1,984 million relating to disposal of the entire shares of SK Telecom Smart City Management Co., Ltd.

(7)    The Group discontinued the application of equity method to the following investees due to their carrying amounts being reduced to zero. The details of cumulative unrecognized equity method losses as of December 31, 2021 are as follows:

(In millions of won)	Unrecognized loss			Unrecognized change in equity
	2021		Cumulative loss	2021	Cumulative loss
Wave City Development Co., Ltd.	￦	6,143	8,543	—	—
Daehan Kanggun BcN Co., Ltd. and others		(5,167)	5,780	—	(124)

	￦	976	14,323	—	(124)